OTHER EXPENSE (INCOME) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Expense (Income) [Abstract]
Disclosure of other expense (income)

	US Dollars
Figures in millions	2023	2022 (2)	2021
Care and maintenance	52	—	45
Governmental fiscal claims	15	11	7
Legacy tailings storage facilities obligations	52	(16)	9
Pension and medical defined benefit	6	7	7
Royalties received	(1)	(2)	(2)
Retrenchment and related costs (1)	15	—	18
Legal fees and project costs	(1)	1	10
Other indirect taxes	(14)	11	18
Other income	(20)	—	—
Premium on settlement of bonds	—	—	24
	104	12	136
(1)        Includes retrenchment costs of $6m (2022: nil; 2021: $14m).
(2) Corporate restructuring costs of $14m have been reclassified on a separate line on the face of the income statement.